CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Profit or Loss, Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessels
Disclosure of voluntary change in accounting policy [line items]
Other income	$ 8,040	$ 4,060
Other operating gains		0
Ship operating expenses	(175,164)	(164,246)
Charter hire expenses		$ 0
Number of vessels under capital lease | vessels		2
Administrative expenses	(47,374)	$ (26,424)
Interest income		0
Gain on derivatives		0
Interest expense		0
Foreign currency exchange loss		0
Dividends received	$ 1,579	18,367
Previously stated | U.S. GAAP
Disclosure of voluntary change in accounting policy [line items]
Other income		14,150
Other operating gains		5,893
Ship operating expenses		(175,607)
Charter hire expenses		(2,695)
Administrative expenses		(27,891)
Interest income		(119)
Gain on derivatives		(17,509)
Interest expense		(61,435)
Foreign currency exchange loss		(116)
Dividends received		0
Increase (decrease) due to voluntary changes in accounting policy | Effect of transition to IFRS
Disclosure of voluntary change in accounting policy [line items]
Other income		(10,090)
Other operating gains		(5,893)
Ship operating expenses		11,361
Depreciation expense on capitalized dry docking costs		13,300
Write off of the carrying value of capitalized dry docking costs		1,800
Charter hire expenses		2,695
Administrative expenses		1,467
Interest income		119
Gain on derivatives		17,509
Interest expense		61,435
Foreign currency exchange loss		116
Dividends received		$ 18,367